Trade and other payables	6 Months Ended
Jun. 30, 2024
Trade and other payables
Trade and other payables

10Trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Trade payables	4,605	3,726
Accrued expenses	10,480	12,146
Social security and other taxes	1,549	981
Outstanding defined contribution pension costs	285	15
	16,919	16,868

Amounts falling due after more than one year:

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Deferred fees and charges	3,955	3,922

The Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables is disclosed in note 15 Financial risk management and impairment of financial assets.